NATURE OF OPERATIONS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Property Plant and Equipment Depreciation (Details)	12 Months Ended
Mar. 31, 2024
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	2.50%
Useful lives, property, plant and equipment	3 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	10.00%
Useful lives, property, plant and equipment	40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Residual value rate, property, plant and equipment (in percent)	10.00%
Simulators | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	20.00%
Useful lives, property, plant and equipment	2 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	35.00%
Useful lives, property, plant and equipment	15 years
Aircraft | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Residual value rate, property, plant and equipment (in percent)	15.00%
Aircraft engines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Utilization rate, property plant and equipment	3500 hours